Revenue (Future sales commitments) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 CAD ($)
Reportable Segments [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	$ 7,288,696
USD/CAD average foreign exchange rate	1.40
Reportable Segments [Member] | 2025 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	$ 1,247,039
Reportable Segments [Member] | 2026 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	963,603
Reportable Segments [Member] | 2027 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	963,200
Reportable Segments [Member] | 2028 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	945,592
Reportable Segments [Member] | 2029 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	849,873
Reportable Segments [Member] | Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	2,319,389
Uranium [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	3,506,220
Uranium [Member] | 2025 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	826,196
Uranium [Member] | 2026 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	510,118
Uranium [Member] | 2027 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	514,192
Uranium [Member] | 2028 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	517,771
Uranium [Member] | 2029 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	451,746
Uranium [Member] | Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	686,197
Fuel Services [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	3,782,476
Fuel Services [Member] | 2025 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	420,843
Fuel Services [Member] | 2026 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	453,485
Fuel Services [Member] | 2027 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	449,008
Fuel Services [Member] | 2028 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	427,821
Fuel Services [Member] | 2029 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	398,127
Fuel Services [Member] | Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	$ 1,633,192